Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies.
Commitments and contingencies

22.         Commitments and contingencies

Other commitments

As of December 31, 2021, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2022	748,764,936
2023	421,155,686
2024	252,243,792
2025	86,720,580
2026 and thereafter	9,886,553
Total	1,518,771,547

Contingencies

As of December 31, 2021, the Group provided guarantees of US$2,156,348,238 (2020: US$2,306,911,350), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group’s properties where the underlying real estate ownership certificates can only be provided to the banks on a time delay manner due to administrative procedures in PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group’s guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property. The Group paid US$$1,782,038, US$4,557,522, and US$3,723,398 to satisfy guarantee obligations related to customer defaults for the years ended December  2019, 2020 and 2021, respectively.

The fair value of the guarantees is not significantly different than the net realizable value of the properties and management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

In May 2019, an authorized entity of local government (the “Government Entity”) sued Beijing Huiju, the original controlling and existing shareholder of one of the Group’s equity method investees, Qingdao Huiju, for disputes in a construction contract entered into between the Government Entity and Beijing Huiju. The Government Entity also claimed that Qingdao Huiju is jointly liable for the aforementioned construction contract and a commitment letter issued by Beijing Huiju, and sued both Beijing Huiju and Qingdao Huiju to be jointly and severally liable to a liquidated damage of US$230.9 million stipulated in the commitment letter. Qingdao Huiju received the local court verdict of the first instance in April 2020 which held that Qingdao Huiju shall be jointly and severally liable to the liquidated damages of US$230.9 million, and court costs of US$1,167,369. Qingdao Huiju appealed to the verdict in April 2020. In September 2020, the High Court of Shandong Province affirmed the local court verdict. Management noted that the assets that are currently subject to the preservation and enforcement actions taken by the court upon the application of the plaintiff do not involve the Company’s interests in Qingdao Huiju and management does not expect the legal proceedings mentioned above will have a material adverse effect on the Company’s interests in Qingdao Huiju based on current progress.

At December 31, 2021, the Group provided financial guarantees for bank loans of four of its equity method investees. The Group could incur losses in the event of defaults under or foreclosure of these loans and its maximum exposure to credit losses is US$284,329,564 (2020: US$250,425,294). The fair value of the guarantees is not significant and the Group considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding bank loans together with the accrued interest and penalty and therefore, no provision has been made for the guarantees in the consolidated financial statements.

In December 2016, 421 Kent Development LLC (“421 Kent”), the property company for the Group’s Oosten project, terminated its contract with its general contractor. The general contractor and various subcontractors have filed lawsuits against 421 Kent and the Company for approximately US$22.0 million, in aggregate, plus punitive damages. In addition, the general contractor filed mechanic’s liens against 421 Kent and the Company for approximately US$8.0 million. On December 20, 2021, 421 Kent, the general contractor, and a subcontractor asserting claims against the general contractor attended a mediation and executed a three-way confidential settlement agreement resolving all disputes and controversies. As of the date of this annual report, 421 Kent has paid US$1,300,000 pursuant to a negotiated settlement and has been released from all claims and liens against it and the Company.